RBC BlueBay Access Capital Community Investment Fund Expense Example - RBC BlueBay Access Capital Community Investment Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 454
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,370
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	668
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 641